PRINCIPAL ACCOUNTING POLICIES (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL ACCOUNTING POLICIES
Number of shares, outstanding, beginning balance	3,919,535	5,433,541	4,414,481
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 64.81	$ 85.02	$ 67.71
Weighted average remaining contractual life (Years), outstanding, beginning balance	4 years 11 months 26 days	5 years 1 month 20 days	5 years 7 months 2 days	5 years 11 months 23 days
Aggregate intrinsic value, outstanding, beginning balance	$ 57,772,345	$ 144,827,231	$ 415,360,566
Number of shares, granted	945,106	961,980	1,375,345
Weighted average exercise price, granted (in dollars per share)	$ 79.70	$ 79.55	$ 136.86
Number of shares, exercised	(660,459)	(502,991)	(207,142)
Weighted average exercise price, exercised (in dollars per share)	$ 48.05	$ 29.39	$ 38.12
Number of shares, forfeited	(73,450)	(71,623)	(149,143)
Weighted average exercise price, forfeited (in dollars per share)	$ 91.75	$ 136.67	$ 115.98
Number of shares, converted to RSU in January 2012		(1,901,372)
Weighted average exercise price, converted to RSU in January 2012 (in dollars per share)		$ 91.8
Number of shares, outstanding, ending balance	4,130,732	3,919,535	5,433,541	4,414,481
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 70.42	$ 64.81	$ 85.02	$ 67.71
Weighted average remaining contractual life (Years), outstanding, ending balance	4 years 11 months 26 days	5 years 1 month 20 days	5 years 7 months 2 days	5 years 11 months 23 days
Aggregate intrinsic value, outstanding, ending balance	528,988,489	57,772,345	144,827,231	415,360,566
Number of shares, vested and expect to vest	3,982,976
Weighted average exercise price, vested and expect to vest (in dollars per share)	$ 69.95
Weighted average remaining contractual life (Years), vested and expect to vest	4 years 11 months 1 day
Aggregate intrinsic value, vested and expect to vest	511,937,931
Number of shares, exercisable	2,283,785
Weighted average exercise price, exercisable (in dollars per share)	$ 60.18
Weighted average remaining contractual life (Years), exercisable	3 years 6 months 29 days
Aggregate intrinsic value, exercisable	315,856,509
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 198.48
Total intrinsic value of options exercised	$ 99,000,000	$ 34,000,000	$ 25,000,000